UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--70.3%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
9/14/11	0.24	150,000,000	149,864,000
10/3/11	0.24	10,700,000	10,848,027
11/1/11	0.25	85,000,000	84,998,711
11/4/11	0.40	25,000,000a	24,978,011
2/6/12	0.44	80,000,000a	79,943,137
3/29/12	0.35	50,000,000a	49,990,777
Federal Home Loan Bank:
5/2/11	0.20	180,000,000a	180,000,000
5/2/11	0.27	400,000,000a	399,826,619
5/24/11	0.27	39,575,000	39,581,723
5/25/11	0.25	560,000,000a	560,000,000
5/27/11	0.25	500,000,000a	500,000,000
6/1/11	0.12	781,000,000	780,920,020
6/3/11	0.13	408,600,000	408,551,047
6/8/11	0.20	65,000,000	64,986,278
6/15/11	0.21	130,000,000	129,965,875
7/15/11	0.19	650,000,000a	649,932,321
7/28/11	0.22	250,000,000	249,986,630
8/17/11	0.17	148,000,000	147,926,740
8/17/11	0.30	500,000,000a	499,970,102
8/25/11	0.16	250,000,000	249,871,111
9/29/11	0.26	200,000,000	200,030,770
9/30/11	0.29	250,000,000a	250,000,000
10/21/11	0.22	200,000,000	200,007,896
11/15/11	0.31	50,000,000	49,982,663
11/17/11	0.30	250,000,000	249,939,726
11/23/11	0.30	75,000,000	74,981,375
11/29/11	0.32	37,930,000	38,034,649
Federal Home Loan Mortgage Corp.:

5/19/11	0.25	305,810,000a,b	305,714,485
5/25/11	0.25	250,000,000b	249,958,333
5/26/11	0.25	520,000,000b	519,909,722
5/27/11	0.25	190,000,000b	189,965,694
6/13/11	0.11	500,000,000b	499,937,292
6/21/11	0.22	100,000,000b	99,968,833
6/27/11	0.21	50,000,000b	49,983,375
7/12/11	0.21	175,000,000b	174,926,500
7/19/11	0.24	188,000,000b	187,900,987
7/26/11	0.24	150,000,000b	149,914,000
8/24/11	0.15	190,000,000b	189,907,441
9/12/11	0.16	112,000,000b	111,935,382
9/14/11	0.24	400,000,000b	399,640,167
9/23/11	0.16	100,000,000b	99,935,556
9/29/11	0.24	250,000,000b	249,748,333
12/13/11	0.18	250,000,000b	249,717,500
Federal National Mortgage Association:
5/2/11	0.28	287,445,000a,b	287,604,011
5/2/11	0.31	601,485,000a,b	601,292,314
6/1/11	0.21	85,714,000b	85,698,500
6/6/11	0.10	500,000,000b	499,950,000
6/13/11	0.05	500,000,000b	499,970,139
8/1/11	0.21	500,000,000b	499,731,667
8/17/11	0.17	36,581,000b	36,562,892
8/22/11	0.11	200,000,000b	199,930,945
8/29/11	0.10	500,000,000b	499,833,333
9/6/11	0.25	250,000,000b	249,777,778
11/15/11	0.28	72,242,000b	74,239,700
11/23/11	0.28	100,000,000b	100,409,332
Straight-A Funding LLC:
5/3/11	0.25	168,672,000c	168,669,657
5/20/11	0.25	150,000,000c	149,980,208
6/2/11	0.25	195,000,000c	194,956,667
6/3/11	0.25	156,000,000c	155,964,250
7/14/11	0.19	300,000,000c	299,882,833
Total U.S. Government Agencies
(cost $14,658,636,034)			14,658,636,034

U.S. Treasury Notes--4.5%
8/1/11	0.23	281,000,000	281,546,616
8/31/11	0.21	204,000,000	206,979,510
9/30/11	0.26	250,000,000	250,758,664
11/30/11	0.27	100,000,000	102,466,068
2/29/12	0.27	100,000,000	100,489,484
Total U.S. Treasury Notes
(cost $942,240,342)			942,240,342

Repurchase Agreements--25.2%
Barclays Capital, Inc.
dated 4/29/11, due 5/2/11 in the amount of $56,204,000
U.S. $55,000,137 (fully collateralized by
Treasury Bills, due 4/5/12, value $56,100,023)	0.03	55,000,000	55,000,000
BNP Paribas
dated 4/29/11, due 5/2/11 in the amount of
$800,001,333 (fully collateralized by $779,736,500
U.S. Treasury Notes, 1.38%-4.50%, due
4/30/12-7/31/15, value $816,000,049)	0.02	800,000,000	800,000,000
Credit Agricole Securities (USA) Inc.
dated 4/29/11, due 5/2/11 in the amount of
$600,002,000 (fully collateralized by $310,000,000
Federal Home Loan Bank, 0.32%-0.52%, due
7/6/11-12/9/11, value $310,821,356, $64,589,000
Federal Home Loan Mortgage Corp., 4.38%-4.75%, due
7/17/15-11/17/15, value $73,347,340 and $200,000,000
federal national mortgage association, 5%, due
3/15/16, value $227,832,222)	0.04	600,000,000	600,000,000
Deutsche Bank Securities Inc.
dated 4/29/11, due 5/2/11 in the amount of
$800,001,333 (fully collateralized by $1,723,831,150
u.s. treasury strips, due 5/15/18-11/15/39, value
$816,000,009)	0.02	800,000,000	800,000,000
Goldman, Sachs & Co.
dated 4/29/11, due 5/2/11 in the amount of
$100,000,333 (fully collateralized by $101,630,000
Federal Home Loan Bank, 0.63%, due 1/13/12, value
$102,003,010)	0.04	100,000,000	100,000,000
HSBC USA Inc.

dated 4/29/11, due 5/2/11 in the amount of
$300,000,500 (fully collateralized by $308,532,000
U.S. Treasury Notes, 0.50%-1.38%, due
9/15/12-11/30/15, value $306,004,350)	0.02	300,000,000	300,000,000
JP Morgan Chase & Co.
dated 4/29/11, due 5/2/11 in the amount of
$100,000,167 (fully collateralized by $102,018,000
U.S. Treasury Bills, due 5/12/11-9/1/11, value
$102,002,402)	0.02	100,000,000	100,000,000
JP Morgan Chase & Co.
dated 4/29/11, due 5/2/11 in the amount of
$750,003,750 (fully collateralized by $2,269,438,233
Federal Home Mortgage Corp., 0.02%-7.50%, due
5/1/36-1/15/41, value $167,682,630 and $7,787,558,673
Federal National Mortgage Association, 0.02%-35.87%,
due 8/25/17-3/25/41, value $597,317,736)	0.06	750,000,000	750,000,000
Merrill Lynch & Co. Inc.
dated 4/29/11, due 5/2/11 in the amount of
$200,000,500 (fully collateralized by $76,600,100
U.S. Treasury Bonds, 4.75%, due 2/15/41, value
$81,438,831 and $114,417,900 U.S. Treasury Inflation
Protected Securities, 1.25%, due 7/15/20, value
$122,561,267)	0.03	200,000,000	200,000,000
Morgan Stanley
dated 4/29/11, due 5/2/11 in the amount of
$300,000,500 (fully collateralized by $440,043,874
U.S. Treasury Strips, due 2/15/16-2/15/24, value
$306,000,000)	0.02	300,000,000	300,000,000
RBC Capital Markets
dated 4/29/11, due 5/2/11 in the amount of
$500,000,833 (fully collateralized by $101,616,300
U.S. Treasury Bills, due 7/14/11-10/27/11, value $101,580,114, $108,790,000 U.S. Treasury Bonds,

4.75%-5.25%, due 2/15/29-5/15/37, value $120,805,004 and
$280,177,400 U.S. Treasury Notes, 0.38%-4.88%,
due 3/15/12-11/15/20, value $287,614,958)	0.02	500,000,000	500,000,000
RBS Securities, Inc.
dated 4/29/11, due 5/2/11 in the amount of
$300,000,750 (fully collateralized by $77,421,900
U.S. Treasury Bills, due 5/19/11-4/5/12, value
$77,375,977 and $227,762,100 U.S. Treasury Notes,
0.75%, due 3/31/13, value $228,628,554)	0.03	300,000,000	300,000,000

RBS Securities, Inc.
dated 4/29/11, due 5/2/11 in the amount of
$200,000,667 (fully collateralized by $204,026,000
U.S. Treasury Bills, due 6/2/11-9/8/11, value
$204,004,955)	0.04	200,000,000	200,000,000
UBS Securities LLC
dated 4/29/11, due 5/2/11 in the amount of
$250,000,625 (fully collateralized by $223,601,700
U.S. Treasury Notes, 1.38%-4.63%, due
2/15/13-11/15/16, value $255,000,059)	0.03	250,000,000	250,000,000
Total Repurchase Agreements
(cost $5,255,000,000)			5,255,000,000
Total Investments (cost $20,855,876,376)		100.0%	20,855,876,376
Cash and Receivables (Net)		.0%	7,359,603
Net Assets		100.0%	20,863,235,979

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $969,453,615 or 4.6% of net assets.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	20,855,876,376
Level 3 - Significant Unobservable Inputs	-
Total	20,855,876,376

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--79.3%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
5/23/11	0.21	100,000,000a	99,969,712
5/23/11	0.22	74,500,000a	74,481,539
6/17/11	0.11	50,000,000	49,992,819
6/27/11	0.21	50,000,000	49,983,375
7/8/11	0.25	40,000,000	39,981,111
10/18/11	0.13	25,000,000	24,984,653
10/19/11	0.13	25,000,000	24,984,562
2/6/12	0.44	75,000,000a	74,946,691
5/24/12	0.31	50,000,000a	49,994,595
7/25/12	0.33	225,000,000a	224,943,761
8/17/12	0.32	82,500,000a	82,586,447
Federal Home Loan Bank:
5/2/11	0.001	180,000,000	179,999,995
5/9/11	0.14	61,263,000	61,261,094
5/11/11	0.19	290,000,000	289,984,444
5/12/11	0.20	50,000,000	49,996,944
5/13/11	0.13	109,750,000	109,745,244
5/18/11	0.11	460,535,000	460,511,338
5/20/11	0.03	201,050,000	201,046,294
6/3/11	0.11	48,000,000	47,995,380
6/8/11	0.14	150,000,000	149,978,625
6/22/11	0.09	230,650,000	230,619,359
7/13/11	0.08	95,199,000	95,184,522
7/15/11	0.08	150,000,000	149,976,563
7/20/11	0.08	50,000,000	49,991,667
7/28/11	0.22	250,000,000	249,986,630
8/3/11	0.09	25,997,000	25,991,230
10/19/11	0.14	125,000,000	124,916,875
Total U.S. Government Agencies

(cost $3,274,035,469)			3,274,035,469

U.S. Treasury Bills--3.6%
9/8/11
(cost $149,918,750)	0.15	150,000,000	149,918,750

U.S. Treasury Notes--16.9%
5/2/11	0.07	100,000,000	100,012,412
6/30/11	0.15	143,000,000	143,229,516
8/1/11	0.20	125,000,000	125,250,133
8/1/11	0.24	150,000,000	151,752,048
9/30/11	0.15	75,000,000	75,263,773
11/30/11	0.17	100,000,000	102,530,413
Total U.S. Treasury Notes
(cost $698,038,295)			698,038,295
Total Investments (cost $4,121,992,514)		99.8%	4,121,992,514
Cash and Receivables (Net)		.2%	7,438,834
Net Assets		100.0%	4,129,431,348

a	Variable rate security--interest rate subject to periodic change.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,121,992,514
Level 3 - Significant Unobservable Inputs	-
Total	4,121,992,514

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)